GENERAL INFORMATION (Conversion of Preferred Shares) (Details)	12 Months Ended
	Dec. 31, 2015 shares	Dec. 31, 2016 ₪ / shares
Preferred Shares Conversion [Member]
Conversion of Stock [Line Items]
Reverse stock split ratio	1
Ordinary shares, par value | ₪ / shares		₪ 0.01
Number of shares converted	4,338,998
Number of shares issued for conversion	4,338,998
Preferred Share Warrants Conversion [Member]
Conversion of Stock [Line Items]
Reverse stock split ratio	1
Number of shares converted	948,000
Number of shares issued for conversion	948,000